Intangible Assets, Net (Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Amortization expenses	$ 41,423	$ 26,790	$ 23,416
2015	31,598
2016	18,990
2017	6,532
2018	3,399
2019	2,989
Thereafter	4,768
Total expected amortization expense	$ 68,276	$ 73,395